OTHER PAYABLES AND ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2025
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

14. OTHER PAYABLES AND ACCRUED EXPENSES

As of June 30, 2025 and December 31, 2024, other payables and accrued expenses consist of:

	June 30, 2025	December 31, 2024
	(Unaudited)
Advances from unrelated third parties (i)	$746,907	$1,190,422
Other taxes payable (ii)	2,690,503	2,499,528
Accrued professional fees	200,000	255,000
Amount due to employees (iii)	121,682	257,354
Others	146,105	90,353
	$3,905,197	$4,292,657

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.

(iii)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.